SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	36-1063330
Plan number	004
Current value	$ 615,052,191
Participants’ loans	8,583,777
Total assets held at end of year	$ 623,635,968
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Loan interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Loan interest rate	9.50%
Investment, Identifier [Axis]: DFA Emerging Markets Core Equity Portfolio Institutional Class | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 1,272,382
Investment, Identifier [Axis]: Dodge & Cox Income Fund Class X | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,330,345
Investment, Identifier [Axis]: Federal Signal Stock Fund | Common stock fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	62,318,090
Investment, Identifier [Axis]: Vanguard Cash Reserve Federal Money Market Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	273,361
Investment, Identifier [Axis]: Vanguard Explorer Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	19,118,728
Investment, Identifier [Axis]: Vanguard Institutional Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	70,645,562
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2020 Trust II | Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8,893,927
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2025 Trust II | Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	34,315,285
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2030 Trust II | Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	50,113,968
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2035 Trust II | Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	40,347,060
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2040 Trust II | Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	34,300,338
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2045 Trust II | Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	37,308,592
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2050 Trust II | Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	26,985,851
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2055 Trust II | Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	17,469,484
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2060 Trust II | Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	12,997,197
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2065 Trust II | Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	7,735,330
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement 2070 Trust II | Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,368,579
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement Income Trust II | Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	7,706,402
Investment, Identifier [Axis]: Vanguard International Growth Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	13,169,578
Investment, Identifier [Axis]: Vanguard Mid-Cap Index Fund Admiral Shares | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,122,906
Investment, Identifier [Axis]: Vanguard PRIMECAP Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	92,741,963
Investment, Identifier [Axis]: Vanguard Retirement Savings Trust III | Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	41,096,027
Investment, Identifier [Axis]: Vanguard Small-Cap Value Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	10,811,722
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 15,609,514